Subsidiaries and Associates	12 Months Ended
Mar. 31, 2021
Interests In Other Entities [Abstract]
Subsidiaries and Associates	Subsidiaries and Associates
The number of consolidated subsidiaries decreased by 89 in the year ended March 31, 2021, primarily due to mergers and liquidations to organize capital in subsidiaries acquired as part of integration with Shire. The number of associates accounted for using the equity method decreased by 1 due to a divestiture.
The following is a listing of the Company’s consolidated subsidiaries (including partnerships) as of March 31, 2021:

Company name	Country	Voting share capital Hd
Takeda Austria GmbH	Austria	100.0%
Baxter AG	Austria	100.0%
Baxatla Innovations GmbH	Austria	100.0%
Takeda Distribuidora Ltda.	Brazil	100.0%
Takeda Canada Inc.	Canada	100.0%
Takeda (China) Holdings Co., Ltd.	China	100.0%
Takeda Pharmaceutical (China) Company Limited	China	100.0%
Takeda (China) International Trading	China	100.0%
Takeda Pharma A/S	Denmark	100.0%
Takeda France S.A.S.	France	100.0%
Takeda GmbH	Germany	100.0%
Takeda Ireland Limited	Ireland	100.0%
Shire Pharmaceuticals International Unlimited Company	Ireland	100.0%
Shire Pharmaceuticals Ireland Limited	Ireland	100.0%
Shire Acquisitions Investments Ireland Designated Activity Company	Ireland	100.0%
Shire Ireland Finance Trading Limited	Ireland	100.0%
Takeda Italia S.p.A.	Italy	100.0%
Nihon Pharmaceutical Co., Ltd.	Japan	87.3%
Takeda Pharmaceuticals Korea Co., Ltd.	Korea	100.0%
Takeda AS	Norway	100.0%
Takeda Pharmaceuticals Limited Liability Company	Russia	100.0%
Takeda Development Center Asia, Pte. Ltd.	Singapore	100.0%
Takeda Farmaceutica Espana S.A.	Spain	100.0%
Takeda Pharmaceuticals International AG	Switzerland	100.0%
Baxalta GmbH	Switzerland	100.0%
Baxalta Manufacturing, S.a.r.l.	Switzerland	100.0%
Takeda UK Limited	United Kingdom (“U.K.”)	100.0%
Takeda Development Centre Europe Ltd.	U.K.	100.0%
Shire Pharmaceuticals Limited	U.K.	100.0%
Takeda Pharmaceuticals U.S.A., Inc.	U.S.	100.0%
Millennium Pharmaceuticals, Inc.	U.S.	100.0%
ARIAD Pharmaceuticals, Inc.	U.S.	100.0%
Takeda California, Inc.	U.S.	100.0%
Takeda Vaccines, Inc.	U.S.	100.0%
Takeda Development Center Americas, Inc.	U.S.	100.0%
Baxalta Incorporated	U.S.	100.0%
Dyax Corp.	U.S.	100.0%
Takeda Ventures, Inc.	U.S.	100.0%
Baxalta US Inc.	U.S.	100.0%
200 immaterial subsidiaries
The following is a listing of the Company’s associates accounted for using the equity method as of March 31, 2021:

Company name	Country	Voting share capital Hd
Amato Pharmaceutical Products, Ltd.	Japan	30.0%
Teva Takeda Pharma Ltd.	Japan	49.0%
19 immaterial associates